EQUIPMENT (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 177,954	$ 114,472	$ 11,194
Accumulated Depreciation	79,532	36,550	4,442
Property, Plant and Equipment, Net	98,422	77,922	6,752
Computers and electronics [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	144,036	77,650	0
Accumulated Depreciation	68,731	27,438	0
Property, Plant and Equipment, Net	75,305	50,212	0
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	22,496	24,909	11,194
Accumulated Depreciation	8,793	7,325	4,442
Property, Plant and Equipment, Net	13,703	17,584	6,752
Tools and Parts [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	11,422	11,913	0
Accumulated Depreciation	2,008	1,787	0
Property, Plant and Equipment, Net	$ 9,414	$ 10,126	$ 0